Pay vs Performance Disclosure - USD ($)	5 Months Ended		12 Months Ended				13 Months Ended	28 Months Ended
	Feb. 03, 2024	Mar. 23, 2020	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021	Aug. 21, 2023	Jul. 11, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table includes the information required by Item 402(v) of Regulation S-K, including the “Compensation Actually Paid” to our Chief Executive Officer and the average “Compensation Actually Paid” to our other named executive officers for the years presented. “Compensation Actually Paid” is calculated using the methodology required by Item 402(v) of Regulation S-K by making certain adjustments to the “Summary Compensation Table Total” reported for our Chief Executive Officer and other named executive officers for the years presented, which are detailed in the footnotes to this table. For further information about the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with its performance, see “Compensation Discussion and Analysis.”

											Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO	Summary Compensation Table Total for PEO(3)	Compensation Actually Paid to PEO(5)	Summary Compensation Table Total for PEO(4)	Compensation Actually Paid to PEO(5)	Average Summary Compensation Table Total for non-PEO named executive officers(6)	Average Compensation Actually Paid to non-PEO named executive officers(7)	Total Shareholder Return(8)	Peer Group Total Shareholder Return(9)	Net Income (Loss) ($ in millions) (10)	Gap Inc. EBIT ($ in millions) (11)
2023	—	—	—	—	$8,045,310	$10,292,385	$14,365,008	$29,933,875	$7,854,103	$12,378,266	$130.10	$144.65	$502	$560
2022	—	—	$11,232,972	$(46,162,022)	$8,544,703	$10,384,998	—	—	$4,948,961	$(3,966,265)	$82.15	$129.27	$(202)	$(69)
2021	—	—	$18,260,915	$25,854,898	—	—	—	—	$7,402,383	$8,376,262	$104.44	$118.34	$256	$810
2020	$277,784	$288,911	$21,905,521	$43,026,557	—	—	—	—	$6,563,095	$11,370,149	$116.31	$106.91	$(665)	$(862)

(1)
Robert Fisher served as Interim CEO from November 2019 to March 2020.
(2)
Sonia Syngal served as CEO from March 2020 to July 2022.
(3)
Bob L. Martin served as Interim CEO from July 2022 to August 2023.
(4)
Richard Dickson has served as CEO since August 2023.
(5)
The following tables illustrate the adjustments to Mr. Martin’s and Mr. Dickson's fiscal 2023 Summary Compensation Table totals in accordance with the SEC’s methodology for calculating Compensation Actually Paid. No adjustments were made for pension benefits as none of our named executive officers participated in a defined benefit or actuarial pension plan for the years presented. The value of any dividends or other earnings paid on any equity awards is reflected in the fair value and total compensation. We do not pay dividends on unearned or unvested equity awards.

Bob L. Martin
2023
Summary Compensation Table Total	$8,045,310
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(4,495,744)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,523,520
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$3,129,676
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(1,910,377)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$10,292,385

Richard Dickson
2023
Summary Compensation Table Total	$14,365,008
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(11,542,892)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$27,002,777
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$108,982
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$29,933,875

(6)
The following table identifies our named executive officers other than the individuals who served as our CEO for the years presented.

Non-CEO Named Executive Officers
2020	2021	2022	2023
Katrina O’Connell Executive Vice President and Chief Financial Officer, Gap Inc.	Katrina O’Connell Executive Vice President and Chief Financial Officer, Gap Inc.	Katrina O’Connell Executive Vice President and Chief Financial Officer, Gap Inc.	Katrina O’Connell Executive Vice President and Chief Financial Officer, Gap Inc.
Mark Breitbard President and Chief Executive Officer, Gap Brand	Mark Breitbard President and Chief Executive Officer, Gap Brand	Horacio Barbeito President and Chief Executive Officer, Old Navy	Horacio Barbeito President and Chief Executive Officer, Old Navy
Nancy Green President and Chief Executive Officer, Old Navy	Nancy Green President and Chief Executive Officer, Old Navy	Mark Breitbard President and Chief Executive Officer, Gap Brand	Chris Blakeslee President and Chief Executive Officer, Athleta
Julie Gruber Executive Vice President, Chief Legal, Compliance and Sustainability Officer, Gap Inc.	Mary Beth Laughton President and Chief Executive Officer, Athleta	Sandra Stangl President and Chief Executive Officer, Banana Republic	Mark Breitbard President and Chief Executive Officer, Gap Brand
Teri List Former Executive Vice President and Chief Financial Officer, Gap Inc.		Nancy Green Former President and Chief Executive Officer, Old Navy

(7)
The following table illustrates the adjustments to the fiscal 2023 average Summary Compensation Table total for our named executive officers other than the individuals who served as our CEO in accordance with the SEC’s methodology for calculating Compensation Actually Paid. No adjustments were made for pension benefits as none of our named executive officers participated in a defined benefit or actuarial pension plan for the years presented. The value of any dividends or other earnings paid on any equity awards is reflected in the fair value and total compensation. We do not pay dividends on unearned or unvested equity awards.

Non-CEO Named Executive Officers
2023
Summary Compensation Table Total	$7,854,103
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(4,163,311)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$8,998,670
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$125,934
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(437,129)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$12,378,266

(8)
Represents the TSR for our common stock assuming an investment of $100 on February 1, 2020 through February 3, 2024. Assumes reinvestment of any dividends paid.
(9)
Represents the TSR for the Dow Jones U.S. Apparel Retailers Index assuming an investment of $100 on February 1, 2020 through February 3, 2024. Assumes reinvestment of any dividends paid.
(10)
Represents our net income (loss) as reported in our Annual Reports on Form 10-K for the years presented.
(11)
Represents our EBIT for the years presented. EBIT was calculated as net sales less (i) cost of goods sold and occupancy expenses and (ii) operating expenses.

Company Selected Measure Name			EBIT
Named Executive Officers, Footnote
(1)
Robert Fisher served as Interim CEO from November 2019 to March 2020.
(2)
Sonia Syngal served as CEO from March 2020 to July 2022.
(3)
Bob L. Martin served as Interim CEO from July 2022 to August 2023.
(4)
Richard Dickson has served as CEO since August 2023.

Peer Group Issuers, Footnote			for the Dow Jones U.S. Apparel Retailers Index assuming an investment of $100 on February 1, 2020 through February 3, 2024. Assumes reinvestment of any dividends paid.
Adjustment To PEO Compensation, Footnote
(5)
The following tables illustrate the adjustments to Mr. Martin’s and Mr. Dickson's fiscal 2023 Summary Compensation Table totals in accordance with the SEC’s methodology for calculating Compensation Actually Paid. No adjustments were made for pension benefits as none of our named executive officers participated in a defined benefit or actuarial pension plan for the years presented. The value of any dividends or other earnings paid on any equity awards is reflected in the fair value and total compensation. We do not pay dividends on unearned or unvested equity awards.

Bob L. Martin
2023
Summary Compensation Table Total	$8,045,310
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(4,495,744)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,523,520
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$3,129,676
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(1,910,377)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$10,292,385

Richard Dickson
2023
Summary Compensation Table Total	$14,365,008
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(11,542,892)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$27,002,777
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$108,982
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$29,933,875

Non-PEO NEO Average Total Compensation Amount			$ 7,854,103	$ 4,948,961	$ 7,402,383	$ 6,563,095
Non-PEO NEO Average Compensation Actually Paid Amount			$ 12,378,266	(3,966,265)	8,376,262	11,370,149
Adjustment to Non-PEO NEO Compensation Footnote
(7)
The following table illustrates the adjustments to the fiscal 2023 average Summary Compensation Table total for our named executive officers other than the individuals who served as our CEO in accordance with the SEC’s methodology for calculating Compensation Actually Paid. No adjustments were made for pension benefits as none of our named executive officers participated in a defined benefit or actuarial pension plan for the years presented. The value of any dividends or other earnings paid on any equity awards is reflected in the fair value and total compensation. We do not pay dividends on unearned or unvested equity awards.

Non-CEO Named Executive Officers
2023
Summary Compensation Table Total	$7,854,103
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(4,163,311)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$8,998,670
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$125,934
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(437,129)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$12,378,266

Compensation Actually Paid vs. Total Shareholder Return

The following chart illustrates a comparison of the Compensation Actually Paid amounts for the individuals who served as our CEO and other named executive officers versus our TSR for the years presented.

Compensation Actually Paid vs. Net Income

The following chart illustrates a comparison of the Compensation Actually Paid amounts for the individuals who served as our CEO and other named executive officers versus our net income (loss) for the years presented.

Compensation Actually Paid vs. Company Selected Measure

The following chart illustrates a comparison of the Compensation Actually Paid amounts for the individuals who served as our CEO and other named executive officers versus our EBIT for the years presented. We believe that EBIT is the most important measure that we use to determine executive compensation because our executives’ PRSUs, which generally comprise the largest single element of their compensation, are largely determined based on achievement of a three-year cumulative EBIT goal. For more information on our executives’ long-term incentives, see “Compensation Discussion and Analysis–Long-Term Incentives.”

Total Shareholder Return Vs Peer Group			The following chart illustrates a comparison of our four-year cumulative TSR versus the four-year cumulative TSR of our peer index for the years presented.
Tabular List, Table

The items listed below represent the four most important performance measures we used to determine Compensation Actually Paid for fiscal 2023 as further described in “Compensation Discussion and Analysis–Elements of Compensation–Long-Term Incentives” and “Compensation Discussion and Analysis–Elements of Compensation–Annual Cash Incentive Bonus”.

Most Important Performance Measures in Fiscal 2023
Gap Inc. Earnings Before Income and Taxes (EBIT)
Relative Total Shareholder Return (S&P Retail Select Index)
Individualized Weighted Brand Average EBIT
Gap Inc. SG&A % of Net Sales

Total Shareholder Return Amount			$ 130.1	82.15	104.44	116.31
Peer Group Total Shareholder Return Amount			144.65	129.27	118.34	106.91
Net Income (Loss)			$ 502,000,000	$ (202,000,000)	$ 256,000,000	$ (665,000,000)
Company Selected Measure Amount			560,000,000	(69,000,000)	810,000,000	(862,000,000)
PEO Name	Richard Dickson	Robert Fisher					Bob L. Martin	Sonia Syngal
Measure:: 1
Pay vs Performance Disclosure
Name			Gap Inc. Earnings Before Income and Taxes (EBIT)
Non-GAAP Measure Description			EBIT was calculated as net sales less (i) cost of goods sold and occupancy expenses and (ii) operating expenses.
Measure:: 2
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return (S&P Retail Select Index)
Measure:: 3
Pay vs Performance Disclosure
Name			Individualized Weighted Brand Average EBIT
Measure:: 4
Pay vs Performance Disclosure
Name			Gap Inc. SG&A % of Net Sales
Robert Fisher
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 277,784
PEO Actually Paid Compensation Amount						288,911
Sonia Syngal
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 11,232,972	$ 18,260,915	21,905,521
PEO Actually Paid Compensation Amount				(46,162,022)	$ 25,854,898	$ 43,026,557
Bob L. Martin
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,045,310	8,544,703
PEO Actually Paid Compensation Amount			10,292,385	$ 10,384,998
Richard Dickson
Pay vs Performance Disclosure
PEO Total Compensation Amount			14,365,008
PEO Actually Paid Compensation Amount			29,933,875
PEO | Bob L. Martin | Deduction for Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,495,744)
PEO | Bob L. Martin | Addition of Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,523,520
PEO | Bob L. Martin | Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,129,676
PEO | Bob L. Martin | Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,910,377)
PEO | Richard Dickson | Deduction for Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,542,892)
PEO | Richard Dickson | Addition of Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			27,002,777
PEO | Richard Dickson | Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			108,982
Non-PEO NEO | Deduction for Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,163,311)
Non-PEO NEO | Addition of Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,998,670
Non-PEO NEO | Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			125,934
Non-PEO NEO | Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (437,129)